OPERATING EXPENSES - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating leases
Future minimum lease payments	$ 4,519	$ 883	$ 911
First year
Operating leases
Future minimum lease payments	1,754	467	430
1-5 years
Operating leases
Future minimum lease payments	2,286	391	455
More than 5 years
Operating leases
Future minimum lease payments	$ 479	$ 25	$ 26